Put and call option liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of put and call option liabilities [abstract]
Schedule of Put and Call Option Liabilities

	2021	2022
Chalhoub put option	$188,261	$13,679
Palm Angels put call option and earn-out	150,288	97,299
Alibaba and Richemont put option	498,058	71,919
Alanui put option	8,323	12,350
Total	$844,930	$195,247

Schedule of Sensitivity Analysis Used in Put and Call Option Liabilities

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1 (1)	$(6,521)	$-
Expected volatility increases by 1% (1)	(826)	-
Credit spread increases by 50 basis points (1)	939	-

(1) The Chalhoub valuation figure is no longer calculated under the Monte Carlo simulation, as it is now calculated as what management expect to pay as at the settlement date.

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(14,899)	$(15,205)
Risk free rate increases by 1%	(468)	(51)
Credit spread increases by 50 basis points	6,075	515